Commitments and Contingent Liabilities (Changes in Accrued Product Warranty Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of year	¥ 15,846	¥ 17,318
Additions	11,355	15,945
Utilization	(10,657)	(14,488)
Other	(2,244)	(2,929)
Balance at end of year	¥ 14,300	¥ 15,846